LONG TERM DEPOSIT (Details Narrative) $ in Thousands		1 Months Ended
	Jul. 15, 2026 USD ($)	Dec. 31, 2026 USD ($)	Feb. 26, 2026 USD ($) Integer
Total purchase price			$ 2,500
Conversion price percentage			65.00%
Trading days | Integer			10
Conversion discount rate			35.00%
Forecast [Member]
Already paid amount	$ 300	$ 1,600
Series A Convertible Preferred Stock [Member]
Already paid amount			$ 600
Air Power USA [Member]
Manufacturing and distribution agreement term			5 years